Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	BIOSANTE PHARMACEUTICALS INC
Entity Central Index Key	0001023024
Document Type	S-4
Pre-Effective Amendment Number	1
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Amendment Description	The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Filer Category	Accelerated Filer